CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED SEPTEMBER 23, 2010
TO THE PROSPECTUS DATED JANUARY 4, 2010

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

CORE FIXED INCOME INVESTMENTS

Effective immediately, the following replaces the disclosure related to BlackRock Financial Management, Inc. in the section entitled “The Sub-advisers” on page 43 of the Prospectus:

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Core Fixed Income Investments	BlackRock Financial Management, Inc. (“BlackRock”) Park Avenue Plaza 55 East 52nd St. New York, NY 10055	25%
Matthew Marra
Managing Director and Portfolio Manager
(1997-present).  Mr. Marra is responsible for the day-to-day management of the portfolio including setting the overall investment strategy and overseeing management.

Brian Weinstein
Managing Director and Portfolio Manager
(2002-present).  Mr. Weinstein is responsible for the day-to-day management of the portfolio including setting the overall investment strategy and overseeing management.

				2000 2010

ALL FUNDS

Effective immediately, the following replaces the second paragraph in the section entitled “Financial Professional” on the back cover of the Prospectus:

Investors can get free copies of the annual and semi-annual reports, request the SAI, or request other information and discuss their questions about the Funds by contacting the broker-dealer, bank or other financial intermediary (“Financial Professional”) through which shares of the Funds may be purchased or sold, or by writing to the Funds at:

Consulting Group Capital Markets Funds
c/o Morgan Stanley Smith Barney
2000 Westchester Avenue
Purchase, NY 10577

or at the Funds’ website at https://www.smithbarney.com/products-services/managed–money/trak/trak-cgcm.html

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED SEPTEMBER 23, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 4, 2010

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Capitalized terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

ALL FUNDS

Effective immediately, the following replaces the address of the Funds on the front cover of the SAI:

2000 Westchester Avenue, Purchase, NY 10577

The following replaces Adela Cepeda’s address in the “Independent Trustees” portion of the Trustees and Officers table, on page 2 of the SAI:

c/o MSSB, 2000 Westchester Avenue, Purchase, NY 10577

The following replaces the “Officers” portion of the Trustees and Officers table, starting on page 4 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
OFFICERS
James J. Tracy MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1957	Chief Executive Officer and President	Since 2007
Managing Director, COO, Distribution & Development, Morgan Stanley Smith Barney Wealth Management (2010-present); Managing Director, Head of Investment Advisory Services, MSSB (2009-2010); Executive Vice President and Director of Business Development for Citi Global Wealth Management and the Director of IAS (2008-2009); Great Lakes Regional Director, Smith Barney Private Client Group (2000-2006)

				N/A	N/A
Thomas J. Butler MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1957	Investment Officer	Since 2010	Director of Product and Platform Development, Business Management & Operations, MSSB (2009-present); Chief Operating Officer of Citi Global Wealth Management, Investments Unit (2005-2009)	N/A	N/A
Greg Sieghardt MSSB 787 Seventh Avenue, 32nd Floor New York, NY 10019 Birth Year: 1977	Chief Administrative Officer	Since 2010
Program Director, MSSB, 3rd Party Investment Advisory Programs and CGCM Funds (2010-present); Director, Smith Barney Separately Managed Account and Mutual Fund Advisory Programs (2009-2010); Senior Product Manager, Smith Barney Separately Managed Account Programs (2008-2009); Senior Program Manager Fee Based Brokerage Programs (2005-2007)

				N/A	N/A
Paul F. Gallagher MSSB 222 Delaware Ave. Wilmington, DE 19801 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007
Executive Director and Associate General Counsel, MSSB (2009-present); Director and Associate General Counsel, CGM (2006-2009); Senior Vice President and General Counsel, ICMA Retirement Corporation (1998-2006)
				N/A	N/A
Dominic Maurillo MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Chief Operating Officer and Investment Officer	Since 2007	Vice President, MSSB (2009-present); Senior Vice President, CGM (2009); First Vice President, CGM (2007-2009); Senior Vice President for D.F. King & Co., Inc. (1994-2007)	N/A	N/A

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Alison LeMieux MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1976	Investment Officer	Since 2010
Vice President, MSSB (2004-present); Director of CGCM Funds & MSSB Global Impact Funding Trust (2010-present); Head of Business Coordination and Project Management for Consulting Group (2008-2010); Regional Wholesaler, Supervisor and Sales Manager, Unit Investment Trust  Department (2000-2008); Research Assistant, Smith Barney’s Research Service Center (1998-2000)

				N/A	N/A
Steven Hartstein MSSB 34 Exchange Place, Plaza 2 Jersey City, NJ 07302 Birth Year: 1963	Chief Compliance Officer	Since 2006
Executive Director, MSSB (2009-present); Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009); Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007); Senior Compliance Officer, Mercer Investment Consulting and Mercer Global Investments (2004-2006)

				N/A	N/A
Jeanine Larrea MSSB 485 Lexington Avenue, 11th Floor New York, NY 10017 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Executive Director and Deputy AML Compliance Officer, MSSB (2010-present); Vice President and Deputy AML Compliance Officer, MSSB (2009-2010); Vice President, Morgan Stanley & Co. (2004-2009)	N/A	N/A

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Halvard Kvaale MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1963	Investment Officer	Since 2009
Managing Director and Head of Portfolio Advisory Services, MSSB (2009-present); Managing Director and Head of Global Advisor Research, Morgan Stanley & Co. (2006-2009); Head of Global Manager Research and Fee-based Advisory Solutions, Deutsche Bank (2000-2006)

				N/A	N/A
Vincenzo Alomia MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Vice President, Portfolio Construction, Portfolio Advisory Services, MSSB (2009-present); Vice President and Senior Research Analyst, Morgan Stanley & Co. (2006-2009)	N/A	N/A
Jay T. Shearon MSSB 222 Delaware Ave. Wilmington, DE 19801 Birth Year: 1972	Investment Officer	Since 2007	Vice President, MSSB (2009-present); Vice President, CGM (2005-2009); Assistant Vice President, CGM (2000-2005)	N/A	N/A
Robert Seidel MSSB 650 S. Exeter St. Baltimore, MD 21202 Birth Year: 1975	Investment Officer	Since 2007	Vice President, MSSB (2009-present); First Vice President, CGM (2006-2009); Vice President, Legg Mason, Inc. (1997-2006)	N/A	N/A
Sean Lutz MSSB 222 Delaware Ave. Wilmington, DE 19801 Birth Year: 1971	Assistant Treasurer	Since 2010	GWM Controllers – Consulting Group Finance Support, MSSB (2009 - present); Billing Manager for managed accounts, Legg Mason (2006-2009); Accounting Manager, D.M. Bowman, Inc. (2000 - 2006)	N/A	N/A

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Israel Grafstein MSSB 485 Lexington Ave., 11th Floor New York, NY 10017 Birth Year: 1974	Assistant Secretary	Since 2006
Vice President and Associate General Counsel, MSSB (2009-present); Senior Vice President and Associate General Counsel, CGM (2008-2009); First Vice President and Associate General Counsel, CGM (2006-2007); Legal Counsel, Credit Suisse Asset Management (2005)
				N/A	N/A

Effective immediately, the following replaces the disclosure related to “Other Investment Companies” on page 12 of the SAI:

Other Investment Companies. The Funds may invest in the securities of other investment companies to the extent such investments are consistent with the Funds’ investment objectives and policies and permissible under the 1940 Act. Pursuant to Section 12(d)(1) of the 1940 Act, subject to certain exceptions, a Fund may not acquire the securities of other domestic or foreign investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. A Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds, which investments will not be subject to the limitations described above. A Fund will not invest in other investment companies for which the Sub-advisers or any of their affiliates act as an investment adviser or distributor.

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Core Fixed Income Investments, International Fixed Income Investments and Emerging Markets Equity Investments each may invest up to 10% of its assets in securities of other investment companies. A Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Investment companies may include index-based investments, such as exchange-traded funds (“ETFs”) that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Manager, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

Effective immediately, the following replaces the paragraph related to PNC Global Investor Servicing Inc. under the section entitled, “Counsel And Independent Registered Public Accounting Firm” on page 51 of the SAI:

In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. BNY Asset Servicing, the Trust’s transfer agent, maintains a record of each shareholder’s ownership of Trust shares. Shares do not have cumulative voting rights, meaning that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a Trustwide basis, except with respect to proposals affecting an individual Fund, such as those with respect to the Management Agreement.

Effective immediately, the following replaces the paragraph related to PNC Global Investor Servicing Inc. under the section entitled, “Custodian And Transfer Agent” on page 108 of the SAI:

BNY Asset Servicing located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as a transfer agent and shareholder services to the Trust to render certain shareholder record keeping and accounting services.

CORE FIXED INCOME INVESTMENTS

Effective immediately, the following replaces the disclosure for Curtis Arledge for Core Fixed Income Investments contained in the section entitled, “Fund Manager Disclosure” on page 62 of the SAI:

Core Fixed Income Investments
BlackRock Financial Management, Inc.
Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
As of July 31, 2010	Accounts	Assets	Accounts	Assets	Accounts	Assets

Brian Weinstein*	15	$7.55 billion	25	$9.18 billion	215	$85.6 billion
__________
*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of July 31, 2010:

	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Brian Weinstein*	None	$0	None	$0	12	$5.9 billion